Note 5 - Stockholders' Equity	3 Months Ended
Mar. 31, 2024
Notes to Financial Statements
Equity [Text Block]
5.	Stockholders’ Equity

Reverse Stock Split and Reduction of Authorized Shares of Common Stock

At a special meeting of our stockholders held on January 16, 2024, our stockholders approved an amendment to our certificate of incorporation to (i) reduce our authorized shares of common stock from 600,000,000 to 150,000,000 and (ii) effect a one-for-fifteen reverse split of our common stock. The amendment to our certificate of incorporation was filed with the Delaware Secretary of State on January 30, 2024 and our common stock began trading on the split-adjusted basis on January 31, 2024. The accompanying consolidated financial statements, and all share and per share information contained herein, have been retroactively restated to reflect the reverse stock split.

Common Stock Transactions

During January 2024, we issued 6,703 shares of our common stock pursuant to a professional relations and consulting agreement and we issued 55,422 shares of our common stock for the roundup of fractional shares associated with the reverse stock split. In February and March 2024, we issued 133,032 and 136,000 shares of our common stock, respectively, pursuant to the exercise of prefunded warrants.

Stock Options

We have stock-based incentive plans (the “Plans”) pursuant to which our Board of Directors may grant stock options and other stock-based awards to our employees, directors and consultants. During the three months ended March 31, 2024, 961 stock options were cancelled and there were no new grants of stock options or other transactions related to the Plans. As of March 31, 2024, there are 133,648 stock options outstanding, with a weighted-average exercise price of $28.39 per share and a weighted-average remaining contractual term of 7.9 years. Including the outstanding stock options, a total of 333,648 shares of our common stock are reserved for future issuance pursuant to the Plans.

Stock Purchase Warrants

We have issued stock purchase warrants in connection with past financing and licensing transactions. As described under “Common Stock Transactions” above, during the three months ended March 31, 2024, we issued 269,032 shares of our common stock pursuant to the exercise of prefunded warrants; there were no other transactions related to our stock purchase warrants. The table below summarizes information concerning warrants outstanding as of March 31, 2024.

Issue Date	Number of Shares	Exercise Price	Expiration
June 2020	8,000	$6.21	June 2025
September 2020	159,781	75.00	September 2025
February 2021	4,800	103.13	August 2024
September 2021	6,668	195.00	September 2026
December 2023	238,000	-0-	n/a
December 2023	1,408,998	6.21	June 2029
Outstanding at March 31, 2024	1,826,247